-------------------------
                                                               OMB APPROVAL
                                                       OMB NUMBER      3235-0456
                                                       EXPIRES:  AUGUST 31, 2000
                                                       ESTIMATED AVERAGE BURDEN
                                                       HOURS PER RESPONSE .....1
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

--------------------------------------------------------------------------------
1. NAME AND ADDRESS OF ISSUER:

         GE Investments Funds, Inc.
         c/o GE Investments Management, Inc.
         3003 Summer Street
         Stamford, CT 06905
--------------------------------------------------------------------------------
2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): __

         Income Fund                         U.S. Equity Fund
         International Equity Fund           Value Equity
         Premier Growth Equity Fund
         Money Market Fund
--------------------------------------------------------------------------------
3. INVESTMENT COMPANY ACT FILE NUMBER: 811-4041

   SECURITIES ACT FILE NUMBER: 2-91369
--------------------------------------------------------------------------------
4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

         December 31, 1999
--------------------------------------------------------------------------------
4(B). __ CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR
      DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
--------------------------------------------------------------------------------
4(C). __ CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM
--------------------------------------------------------------------------------

SEC 2393 (9-97)

--------------------------------------------------------------------------------
5. CALCULATION OF REGISTRATION FEE:

   (I)   AGGREGATE SALE PRICE OF SECURITIES SOLD
         DURING THE FISCAL YEAR PURSUANT TO SECTION 24(F)        $101,866,724.33

   (II)  AGGREGATE PRICE OF SECURITIES REDEEMED OR
         REPURCHASED DURING THE FISCAL YEAR:               $97,643,462.50

   (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR
         REPURCHASED DURING ANY PRIOR FISCAL YEAR
         ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT
         WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION
         FEES PAYABLE TO THE COMMISSION:                   $0

   (IV)  TOTAL AVAILABLE REDEMPTION CREDITS (ADD
         ITEM 5 (II) AND 5 (III)                                  $97,643,462.50

   (V)   NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM
         5(IV) (SUBTRACT ITEM 5(IV) FROM ITEM 5(I):               $ 4,223,261.83

-------------------------------------------------------------------
   (VI)  REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE
         YEARS - IF ITEM 5(I) IS LESS THAN ITEM 5(IV)
         [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:              $(-0-)
-------------------------------------------------------------------

   (VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE
         (SEE INSTRUCTION C.9):                                   X0.000264

   (VIII)REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
         5(VII)] (ENTER "0" IF NO FEE IS DUE):                       = $1,114.94

--------------------------------------------------------------------------------
6. PREPAID SHARES

   IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE [EFFECTIVE DATE OF RESCISSION OF RULE 24E-2], THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE; N/A. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE
                 -----
   REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE: N/A.
                                                    -----
--------------------------------------------------------------------------------
7. INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS
   AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                                   +     $0
                                                                   --------
--------------------------------------------------------------------------------
8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY
   INTEREST DUE [LINE 5(VIII) PLUS LINE 7]:
                                                                   =$1,114.94
--------------------------------------------------------------------------------
9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY: 02/18/00

          METHOD OF DELIVERY:

               X   WIRE TRANSFER
              ---
                   MAIL OR OTHER MEANS
              ---
--------------------------------------------------------------------------------

SEC 2393 (9-97)

THIS REPORT HAS BEEN SIGNED BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY (SIGNATURE AND TITLE)* [SIGNATURE]
                          ------------------------------

                          MICHAEL J. TANSLEY, TREASURER
                          ------------------------------

DATE FEBRUARY 22, 2000
     -----------------

*PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE